Income taxes (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Deferred taxes	$ 40,575,924	$ 58,777,006	$ 35,969,675
Prior year adjustments	(145,984)	(601,553)	418,002
Tax loss benefits	27,897,224	15,677,770	17,131,132
Total deferred tax income (expense)	68,327,164	73,853,223	53,518,809
Current tax expense	(41,110,110)	(62,837,194)	(37,775,488)
Prior period adjustments	(165,187)	(955)	(476,066)
Total (expenses) income for current taxes	(41,275,297)	(62,838,149)	(38,251,554)
(Expense) Income from income tax	$ 27,051,867	$ 11,015,074	$ 15,267,255